Note 13 - Net Income Per Share	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Earnings Per Share [Text Block]
(13)	Net Income per Share

The computation of basic and diluted net income per ordinary share is as follows:

	Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Basic:
Net income from continuing operations	173,613	145,095	446,236
Net income from discontinued operations	41,868	22,543	5,480
Net income	215,481	167,638	451,716
Less: Net income attributable to the noncontrolling interests	5,395	10,591	2,488
Net income attributable to the Company’s shareholders	210,086	157,047	449,228
Weighted average number of ordinary shares outstanding	1,151,705,374	1,160,592,325	1,231,698,725
Basic net income from continuing operations per ordinary share	0.14	0.12	0.36
Basic net income from discontinued operations per ordinary share	0.04	0.02	0.00
Basic net income per ordinary share	0.18	0.14	0.36
Basic net income from continuing operations per ADS	2.92	2.32	7.20
Basic net income from discontinued operations per ADS	0.73	0.39	0.09
Basic net income per ADS	3.65	2.71	7.29

Diluted:
Net income from continuing operations	173,613	145,095	446,236
Net income from discontinued operations	41,868	22,543	5,480
Net income	215,481	167,638	451,716
Less: Net income attributable to the noncontrolling interests	5,395	10,591	2,488
Net income attributable to the Company’s shareholders	210,086	157,047	449,228
Weighted average number of ordinary shares outstanding	1,151,705,374	1,160,592,325	1,231,698,725
Weighted average number of dilutive potential ordinary shares from share options	51,618,147	48,229,471	29,524,324
Total	1,203,323,521	1,208,821,796	1,261,223,049
Diluted net income from continuing operations per ordinary share	0.14	0.11	0.36
Diluted net income from discontinued operations per ordinary share	0.03	0.02	0.00
Diluted net income per ordinary share	0.17	0.13	0.36
Diluted net income from continuing operations per ADS	2.79	2.23	7.20
Diluted net income from discontinued operations per ADS	0.70	0.37	0.09
Diluted net income per ADS	3.49	2.60	7.29